Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	$ 183	¥ 1,258	¥ 876	$ 431	¥ 2,961	¥ 2,237
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	$ 160	¥ 1,100	¥ 823	$ 391	¥ 2,700	¥ 2,100